Segment Information	9 Months Ended
Sep. 30, 2017
Segment Reporting [Abstract]
Segment Information
SEGMENT INFORMATION

We own and operate LNG carriers and FSRUs and provide these services under time charters under varying periods, trade in physical and future LNG contracts, are in the process of developing our first FLNG and have entered the power market in an effort to become a midstream LNG solution provider. Our reportable segments consist of the primary services each provides. Although our segments are generally influenced by the same economic factors, each represents a distinct product in the LNG industry. Segment results are evaluated based on net income. The accounting principles for the segments are the same as for our consolidated financial statements. Indirect general and administrative expenses are allocated to each segment based on estimated use.

The split of the organization of the business into four as at reportable segments is based on differences in management structure and reporting, economic characteristics, customer base, asset class and contract structure. As of September 30, 2017, we operate in the following four reportable segments:

•	Vessel operations – We operate and subsequently charter out LNG carriers on fixed terms to customers.

•
LNG trading – We provide physical and financial risk management in LNG and gas markets for customers around the world. Activities include structured services to outside customers, arbitrage service as well as proprietary trading.

The LNG trading operations meets the definition of an operating segment as the business is a financial trading business and its financial results are reported directly to the chief operating decision maker. The LNG trading segment is a distinguishable component of the business from which we earn revenues and incur expenses and whose operating results are regularly reviewed by the chief operating decision maker, and which is subject to risks and rewards different from the vessel operations segment.

•	FLNG – In 2014, we ordered our first FLNG based on the conversion of our existing LNG carrier, the Hilli. The Hilli FLNG conversion has been completed and currently undergoing commissioning.
In July 2016, we entered into an agreement with Schlumberger B.V. ("Schlumberger") to form OneLNG, a joint venture, with the intention to offer an integrated upstream and midstream solution for the development of low cost gas reserves to LNG. OneLNG will be the exclusive vehicle for all projects that involve the conversion of natural gas to LNG which require both Schlumberger Production Management services and Golar's FLNG expertise. As a result we report the equity in net earnings (losses) of OneLNG in the FLNG segment.
FLNG meets the definition of an operating segment as the business is a distinguishable component of the business from which, once the first FLNG is delivered to us, we will earn revenues and incur expenses and whose operating results will be regularly reviewed by the chief operating decision maker, and due to its nature is subject to risks and rewards different from the vessel operations, LNG trading or power segment.

•
Power – In July 2016, we entered into certain agreements forming a 50/50 joint venture, Golar Power, with private equity firm Stonepeak. Golar Power offers integrated LNG based downstream solutions, through the ownership and operation of FSRUs and associated terminal and power generation infrastructure.

In October 2016, the Sergipe project obtained FID thus differentiating Golar Power’s risks and long term business prospects from the other reporting segments. Golar Power meets the definition of an operating segment as the business is a distinguishable component of the business from which we earn revenues and incur expenses and whose operating results will be regularly reviewed by the chief operating decision maker.

	Nine months ended				Nine months ended
(in thousands of $)	September 30, 2017				September 30, 2016
	Vessel operations	FLNG	Power	Total	Vessel operations	LNG trading*	FLNG	Total
Time and voyage charter revenues	52,004	—	—	52,004	37,798	—	—	37,798
Time charter revenues - collaborative arrangement	17,016	—	—	17,016	10,494	—	—	10,494
Vessel and other management fees	16,930	—	—	16,930	8,902	—	—	8,902
Vessel and voyage operating expenses	(59,507)	—	—	(59,507)	(70,244)	—	—	(70,244)
Vessel and voyage operating expenses - collaborative arrangement	(21,191)	—	—	(21,191)	(6,425)	—	—	(6,425)
Administrative expenses	(33,190)	(381)	—	(33,571)	(28,841)	—	(2,232)	(31,073)
Depreciation and amortization	(59,937)	—	—	(59,937)	(56,146)	—	—	(56,146)
Other operating gains and losses	—	—	—	—	—	16	—	16
Total other non-operating income (loss)	108	—	—	108	(12,184)	—	—	(12,184)
Impairment of long-term assets	—	—	—	—	(1,706)	—	—	(1,706)
Net financial expenses	(51,876)	—	—	(51,876)	(66,969)	—	—	(66,969)
Income taxes	(1,070)	—	—	(1,070)	1,039	—	—	1,039
Equity in net (losses) earnings of affiliates	(1,359)	(5,281)	(12,460)	(19,100)	10,118	—	—	10,118
Net (loss) income	(142,072)	(5,662)	(12,460)	(160,194)	(174,164)	16	(2,232)	(176,380)
Non-controlling interests	(23,332)	—	—	(23,332)	(18,775)	—	—	(18,775)
Net (loss) income attributable to Golar LNG Ltd	(165,404)	(5,662)	(12,460)	(183,526)	(192,939)	16	(2,232)	(195,155)
Total assets	3,155,152	1,286,646	203,425	4,645,223	3,161,928	—	1,017,027	4,178,955

* For the nine months ended September 30, 2017, there had been no activities under the LNG trading segment.

Revenues from external customers

During the nine months ended September 30, 2017, our vessels operated predominately under charters with the Cool Pool and NFE Transport Partners LLC. During the nine months ended September 30, 2016, our vessels operated under time charters with three main charterers: the Cool Pool, Nigeria LNG Limited and NFE Transport Partners LLC.

In time and voyage charters, the charterer, not us, controls the routes of our vessels. These routes can be worldwide as determined by the charterers, except for the FSRUs, which operate at specific locations where the charterers are based. Accordingly, our management, including the chief operating decision maker, do not evaluate our performance either according to customer or geographical region.

For the nine months ended September 30, 2017 and 2016, revenues from the following counterparties accounted for over 10% of our time charter revenues:

	Nine months ended September 30,		Nine months ended September 30,
(in thousands of $)	2017		2016
The Cool Pool (note 14)	62,113	90%	36,663	76%
NFE Transport Partners LLC	6,907	10%	5,648	12%
Nigeria LNG Ltd	—	—%	5,849	12%

The above revenues exclude vessel and other management fees from our related parties (see note 14).